Aztlan North America Nearshoring Stock Selection ETF
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Industrial Products - 20.0%
Astronics Corp. (a)	11,708	$835,951
ATI, Inc.(a)	5,272	819,585
BWX Technologies, Inc.	3,856	834,400
GE Aerospace	2,498	724,245
Howmet Aerospace, Inc.	3,162	768,493
Mercury Systems, Inc.(a)	9,576	755,642
Woodward, Inc.	2,098	761,553
		5,499,869

Industrial Services - 35.0%(b)
APi Group Corp. (a)(c)	18,750	857,250
C.H. Robinson Worldwide, Inc.	4,419	803,418
DXP Enterprises, Inc.(a)	5,737	979,593
Dycom Industries, Inc.(a)	2,156	892,800
J.B. Hunt Transport Services, Inc.	3,738	940,219
MasTec, Inc.(a)	2,581	1,017,043
Mullen Group Ltd.	63,897	965,192
MYR Group, Inc.(a)	2,866	1,160,185
Sterling Infrastructure, Inc.(a)	1,880	969,366
TFI International, Inc.	7,355	1,050,266
		9,635,332

Materials - 3.6%
Ryerson Holding Corp.	35,677	988,610

Real Estate - 5.7%
Crown Castle, Inc. - REIT	8,557	759,691
Prologis Property Mexico SA de CV - REIT	181,388	828,634
		1,588,325

Software & Tech Services - 2.5%
Palantir Technologies, Inc. - Class A(a)	4,959	689,847

Tech Hardware & Semiconductors - 32.9%(b)
Analog Devices, Inc.	2,446	983,928
Broadcom, Inc.	2,323	969,690
Celestica, Inc.(a)	2,836	1,161,987
Ciena Corp.(a)	2,219	1,170,700
Lam Research Corp.	3,527	909,472
Microchip Technology, Inc.	12,084	1,122,724
Micron Technology, Inc.	1,756	908,133

Sanmina Corp.(a)	5,978	1,302,128
Vistance Networks, Inc.	42,552	544,453
		9,073,215

TOTAL COMMON STOCKS (Cost $21,613,942)		27,475,198

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(d)	72,413	72,413

TOTAL SHORT-TERM INVESTMENTS (Cost $72,413)		72,413

TOTAL INVESTMENTS - 100.0% (Cost $21,686,355)		27,547,611
Liabilities in Excess of Other Assets - 0.0%(e)		(6,287)
TOTAL NET ASSETS - 100.0%		$27,541,324

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $857,250 or 3.1% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(e)	Does not round to 0.1% or (0.1)%, as applicable.